FIVE HIGHEST PAID EMPLOYEES (Tables)	12 Months Ended
Dec. 31, 2017
FIVE HIGHEST PAID EMPLOYEES [abstract]
Schedule of remuneration of five highest paid emloyees
	2015	2016	2017

Basic salaries, allowances and benefits in kind(1)	22	23	21
Performance-related bonuses	17	14	19
Pension scheme contributions	1	1	1

Amount paid/payable during the year	40	38	41

Schedule of remuneration bands of five highest paid employees
	2015	2016	2017

RMB5,500,001 to RMB6,000,000	-	1	-
RMB6,000,001 to RMB6,500,000	-	-	1
RMB7,000,001 to RMB7,500,000	3	-	1
RMB7,500,001 to RMB8,000,000	-	3	-
RMB8,000,001 to RMB8,500,000	-	-	1
RMB9,000,001 to RMB9,500,000	2	1	1
RMB10,000,001 to RMB10,500,000	-	-	1

	5	5	5